Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000032670 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000032670 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	61.80%
C000032670 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	156.90%
C000032670 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.20%
C000032670 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	25.50%
C000032670 [Member] | Commodity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
C000032670 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000032670 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000032670 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[1]
C000032670 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000032670 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000032670 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(8.00%)
C000032670 [Member] | Commodity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(16.80%)
C000032670 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(20.20%)
C000032670 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(152.10%)
C000032716 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000032716 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	61.80%
C000032716 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	156.90%
C000032716 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.20%
C000032716 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	25.50%
C000032716 [Member] | Commodity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
C000032716 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000032716 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000032716 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[2]
C000032716 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000032716 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000032716 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(8.00%)
C000032716 [Member] | Commodity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(16.80%)
C000032716 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(20.20%)
C000032716 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(152.10%)
C000032717 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000032717 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	61.80%
C000032717 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	156.90%
C000032717 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.20%
C000032717 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	25.50%
C000032717 [Member] | Commodity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
C000032717 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000032717 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000032717 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[3]
C000032717 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000032717 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000032717 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(8.00%)
C000032717 [Member] | Commodity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(16.80%)
C000032717 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(20.20%)
C000032717 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(152.10%)
C000130429 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
C000130429 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	61.80%
C000130429 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	156.90%
C000130429 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	30.20%
C000130429 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	25.50%
C000130429 [Member] | Commodity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.90%
C000130429 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
C000130429 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
C000130429 [Member] | Equity Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.00%	[4]
C000130429 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
C000130429 [Member] | Interest Rate Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(2.60%)
C000130429 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(8.00%)
C000130429 [Member] | Commodity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(16.80%)
C000130429 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(20.20%)
C000130429 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(152.10%)
C000088313 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088313 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088313 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088313 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088313 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088313 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088313 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088313 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088313 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000088313 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000088313 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000088313 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	46.80%
C000088313 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	49.00%
C000088313 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	23.20%
C000088313 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000088313 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.00%
C000088313 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000088313 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
C000088313 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(11.40%)
C000088313 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(49.60%)
C000088313 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(76.40%)
C000088313 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000088313 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	55.90%
C000088313 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.50%
C000088313 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000088313 [Member] | Equity Written Call Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000088314 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088314 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088314 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088314 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088314 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088314 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088314 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088314 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088314 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000088314 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000088314 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000088314 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	46.80%
C000088314 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	49.00%
C000088314 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	23.20%
C000088314 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000088314 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.00%
C000088314 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000088314 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
C000088314 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(11.40%)
C000088314 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(49.60%)
C000088314 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(76.40%)
C000088314 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000088314 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	55.90%
C000088314 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.50%
C000088314 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000088314 [Member] | Equity Written Call Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000088315 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088315 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088315 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088315 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088315 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088315 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000088315 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088315 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088315 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000088315 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000088315 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000088315 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	46.80%
C000088315 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	49.00%
C000088315 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	23.20%
C000088315 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000088315 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.00%
C000088315 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000088315 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
C000088315 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(11.40%)
C000088315 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(49.60%)
C000088315 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(76.40%)
C000088315 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000088315 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	55.90%
C000088315 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.50%
C000088315 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000088315 [Member] | Equity Written Call Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)
C000130431 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000130431 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130431 [Member] | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130431 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130431 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130431 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130431 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000130431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000130431 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
C000130431 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Long Exposure	46.80%
C000130431 [Member] | Forward Contracts Purchased in USD [Member]
Holdings [Line Items]
Percent of Net Long Exposure	49.00%
C000130431 [Member] | Interest Rate Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	23.20%
C000130431 [Member] | Equity Futures Long [Member]
Holdings [Line Items]
Percent of Net Long Exposure	3.10%
C000130431 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.00%
C000130431 [Member] | Equity Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
C000130431 [Member] | Equity Written Put Options [Member]
Holdings [Line Items]
Percent of Net Long Exposure	0.30%
C000130431 [Member] | Equity Futures Short [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(11.40%)
C000130431 [Member] | Equity Total Return Swap Receives Fixed Rate [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(49.60%)
C000130431 [Member] | Forward Contracts Sold in USD [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(76.40%)
C000130431 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000130431 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Long Exposure	55.90%
C000130431 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Long Exposure	20.50%
C000130431 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Long Exposure	14.80%
C000130431 [Member] | Equity Written Call Options [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(0.30%)

[1]	Amount represents less than .01%.
[2]	Amount represents less than .01%.
[3]	Amount represents less than .01%.
[4]	Amount represents less than .01%.